Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of income tax and Value added tax corresponding to the years
Years open to review by Tax Authority
Entity	Income tax	Value-added tax
Cementos Pacasmayo S.A.A.	2016-2020	Dec. 2016-2020
Cementos Selva S.A.	2016-2020	Dec. 2016-2020
Distribuidora Norte Pacasmayo S.R.L.	2016-2020	Dec. 2016-2020
Empresa de Transmisión Guadalupe S.A.C.	2016-2020	Dec. 2016-2020
Salmueras Sudamericanas S.A.	2016-2020	Dec. 2016-2020
Calizas del Norte S.A.C. (in liquidation)	2016-2020	Dec. 2016-2020
Soluciones Takay S.A.C.	2019-2020	May to Dec. 2019-2020

Schedule of plans and related expenses
					Operating year expense
Project unit	Resource	Resolution Number	Year of approval	Program approved	2020	2019	2018
					S/(000)	S/(000)	S/(000)
Rioja	Limestone	RD186-2014-PRODUCE/DVMYPE-I/DIGGAM	2014	EIS	315	244	345
Tembladera	Limestone	RD304-18-PRODUCE/DVMYPE-I/DIGAAMI	2018	EAMP	237	189	202

					552	433	547